Discontinued Operations - Additional Information (Details) $ in Millions	Jan. 17, 2025 USD ($)
Community Living Business | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash receivable for the disposal including discontinued operation	$ 835.0